SEGMENTS (Details 5) - USD ($) $ in Millions		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting [Abstract]
CopaxoneUS revenues		$ 2,700
Percentage Of CopaxoneRevenues Of Total US	32.00%
Copaxone Outside US Revenues		558
Percentage Of Copaxone Revenues Of Total Non US	8.00%
Profitability Of MS		$ 2,600	$ 2,400
Profitability Of MS As A Percentage Of Copaxone Revenues		81.60%	77.40%